Huber Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.71%
	Aerospace & Defense - 0.76%
150	Northrop Grumman Corp.	$67,206

	Asset Management - 0.26%
109	Virtus Investment Partners, Inc.	23,422

	Automotive - 1.03%
8,100	Goodyear Tire & Rubber Co. (a)	91,125

	Banking - 18.86%
5,800	Citigroup, Inc.	302,876
450	First Citizens BancShares, Inc. - Class A	349,956
23,417	First Horizon Corp.	579,102
3,000	Regions Financial Corp.	70,620
2,052	South State Corp.	163,339
4,100	Truist Financial Corp.	202,499
		1,668,392
	Biotech & Pharmaceuticals - 1.00%
2,500	GSK plc - ADR	88,150

	Chemicals - 3.56%
2,788	Innospec, Inc.	315,099

	Consumer Services - 3.89%
12,800	Rent-A-Center, Inc.	344,192

	Electric Utilities - 0.49%
400	Entergy Corp.	43,312

	Entertainment Content - 3.78%
21,400	Lions Gate Entertainment Corp. - Class B (a)(c)	163,068
7,400	ViacomCBS, Inc. - Class B	171,384
		334,452
	Food - 1.26%
700	ConAgra Foods, Inc.	26,033
266	Lamb Weston Holdings, Inc.	26,571
900	Tyson Foods, Inc. - Class A	59,175
		111,779
	Forestry, Paper & Wood Products - 3.38%
23,500	Mercer International, Inc.	299,155

	Gas & Water Utilities - 1.90%
2,900	National Fuel Gas Co.	168,374

	Health Care Facilities & Services - 1.65%
2,200	Select Medical Holdings Corp.	63,954
1,500	Tenet Healthcare Corp. (a)	82,275
		146,229
	Insurance - 4.52%
4,510	CNO Financial Group, Inc.	116,178
2,700	Prudential Financial, Inc.	283,338
		399,516
	Leisure Products - 1.21%
5,139	JAKKS Pacific, Inc. (a)	107,148

	Media & Entertainment - 0.41%
7,681	System1, Inc. (a)	36,408

	Metals & Mining - 1.24%
8,550	Sprott Physical Uranium Trust (a)(b)	109,626

	Oil & Gas Producers - 16.14%
1,000	Chesapeake Energy Corp.	86,720
3,400	Devon Energy Corp.	215,016
27,339	Golar LNG Ltd. (a)	640,826
4,903	New Fortress Energy, Inc.	190,187
47,400	W&T Offshore, Inc. (a)	294,828
		1,427,577
	Oil & Gas Services & Equipment - 6.40%
142,924	TETRA Technologies, Inc. (a)	565,979

	Software - 2.08%
1,500	VMware, Inc. (a)	183,705

	Specialty Finance - 3.05%
5,904	Enova International, Inc. (a)	269,518

	Technology Hardware - 2.73%
23,302	Xperi, Inc. (a)	241,176

	Technology Services - 11.35%
18,185	KBR, Inc.	931,618
700	Science Applications International Corp.	72,646
		1,004,264
	Telecommunications - 3.57%
15,500	AT&T, Inc.	315,735

	Transport Services - 2.19%
1,000	FedEx Corp.	193,860
	TOTAL COMMON STOCKS (Cost $6,026,047)	8,555,399

	REIT - 0.75%
	REIT: Industrial - 0.75%
1,100	Granite Real Estate Investment Trust	66,550
	TOTAL REIT (Cost $29,536)	66,550

	MONEY MARKET FUNDS - 2.05%
90,804	First American Government Obligations Fund, Institutional Class, 4.14% (d)	90,804
90,804	First American Treasury Obligations Fund, Institutional Class, 4.25% (d)	90,804
	TOTAL MONEY MARKET FUNDS (Cost $181,608)	181,608

	Total Investments in Securities (Cost $6,237,191) - 99.51%	8,803,557
	Other Assets in Excess of Liabilities - 0.49%	43,310
	NET ASSETS - 100.00%	$8,846,867

REIT	Real Estate Investment Trust
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of January 31, 2023.

Huber Mid Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Huber Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$650,187	$-	$-	$650,187
Consumer Discretionary	542,465	-	-	542,465
Consumer Staples	111,779	-	-	111,779
Energy	1,993,556	-	-	1,993,556
Financials	2,360,848	-	-	2,360,848
Health Care	234,379	-	-	234,379
Industrials	261,066	-	-	261,066
Materials	723,881	-	-	723,881
Technology	1,465,552	-	-	1,465,552
Utilities	211,686	-	-	211,686
Total Common Stocks	8,555,399	-	-	8,555,399
REIT	66,550	-	-	66,550
Money Market Funds	181,608	-	-	181,608
Total Investments in Securities	$8,803,557	$-	$-	$8,803,557

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.